WANGER ADVISORS TRUST

227 W. MONROE STREET, SUITE 3000

CHICAGO, IL 60602

May 6, 2019

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Wanger Advisors Trust

1933 Act Registration No. 33-83548

1940 Act Registration No. 811-08748

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), Wanger Advisors Trust (the “Trust”) certifies that:

a.

the forms of prospectuses dated May 1, 2019 for Wanger USA and Wanger International, two of the three series of the Trust, and the form of statement of additional information dated May 1, 2019 for each of the series of the Trust, that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from those contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 30, 2019.

Very truly yours,

WANGER ADVISORS TRUST

By:	/s/ Matthew A. Litfin
Matthew A. Litfin, Co-President

By:	/s/ Louis J. Mendes
Louis J. Mendes, Co-President